Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

14.	COMMITMENTS

The Company entered into an operating lease for its office and warehouse facilities in Rockville, MD. The lease expired in July 2014. The total rent paid for the six-month ended June 30, 2014 and 2013 were $221,100 and $195,706, respectively.

On April 22, 2014, the Company entered into a new lease agreement with Saul Holdings Limited Partnership for its new office. The term of the lease commence on the date hereof and end 76 months after the rent commence date. The rent commence date shall be August 1, 2014 or the date the Company actually commence beneficial occupancy, whichever is earlier. The annual rent is $84,000 plus annual operating cost of $44,000, which leads the Company’s rental payment to $128,000 per annum

The following is a schedule of non-cancellable future approximate minimum lease payments required under the operating lease.

Years ending December 31,	Amount

2014	88,719
2015	128,000
2016	128,000
2017	128,000
2018	128,000
Thereafter	256,000

Total	$856,719

13.	COMMITMENTS

The Company entered into an operating lease for its office and warehouse facilities in Rockville, MD. The lease will expire in July 2014. The total rent paid for the year ended December 31, 2013 and 2012 were $391,411 and $367,839, respectively.

The following is a schedule of non-cancellable future approximate minimum lease payments required under the operating lease.

Years ending December 31,	Amount

2014	247,702
2015	-
Total	$247,702